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                        THE ZWEIG TOTAL RETURN FUND, INC.




                                QUARTERLY REPORT
                                ----------------
                                 MARCH 31, 1998

                                                                  April 24, 1998

Dear Shareholder:

     The Zweig Total Return Fund's net asset value increased 4.5% during the quarter ended March 31, 1998, including $0.21 in reinvested dividends.

     Consistent with our policy of seeking to minimize risk while earning reasonable returns, the Fund's average overall exposure during the period was approximately 85%.

--------------------------------------------------------------------------------
                              DISTRIBUTION DECLARED
--------------------------------------------------------------------------------

     In accordance with our policy of distributing 10% of net asset value per year, which equals 0.83% per month (10% divided by 12 months), the Fund will announce a distribution of $0.07 per share payable on May 26, 1998 to shareholders of record on May 11, 1998. The value of a distribution depends on the exact net asset value at the time of declaration. For the May distribution, 0.83% of the Fund's net asset value was equivalent to $0.07 per share. Including this distribution, the Fund's payout since its inception is now $8.66 per share.

--------------------------------------------------------------------------------
                                 MARKET OUTLOOK
--------------------------------------------------------------------------------

     At this writing our bond exposure is at 51%, little changed from the year-end figure. If we were fully invested, our Fund would be at 62.5% in bonds and 37.5% in stocks. Consequently, at 51% in bonds we are at 82% of a full position (51%/62.5%), reflecting our moderately bullish position on bonds. Our duration is at 5.5 years.

     Despite some volatility, bond prices ended the first quarter virtually unchanged from the year end. Prices rallied in January, gave it back in February, and were flat in March. The Asian slump helped strengthen the market last fall. It threatened an adverse effect on the U.S. economy which may have encouraged the Federal Reserve to ease rates, making bonds more attractive investments. We saw a so-called flight to quality, with people wanting to buy dollars and invest in mostly short-term bonds in the U.S.

     The flip side was that when the Asian crisis calmed down, a lot of people sold. That is why the bond market went basically nowhere during the past couple of months. However, the Asian troubles had a positive impact as domestic commodity prices edged downward. Lower inflation historically is a plus for bonds.

     Reflecting  the  weakness in prices  despite the strong  economy,  our bond model is moderately bullish. Producer prices fell for the fifth consecutive month in March and consumer prices were flat. A similar picture is shown by the various indices compiled by the Commodity Research Bureau. Among other indicators in our bond model, sentiment has improved and momentum is neutral.

     The low inflation resulting from the sobering impact of the Asian slump has been positive for stocks as well as bonds. Our current equity position is at 35%. At this figure, we are at about 93% of a full position (35%/37.5%). This is in line with my bullish stock models.

     Investors poured a record $37.5 billion into long-term mutual funds in March, beating the previous peak of $33.2 billion in January, 1996. More and more is going into so-called aggressive funds. Although I get a little nervous when the flow into aggressive funds is so high, I remember that the market did quite well after January, 1996.

     Part of the reason for the heavy inflow is the strong economy that has put an awful lot of money into the hands of more Americans. Baby boomers, in particular, are approaching middle age and saving more. Meanwhile, legislation has made available new and improved vehicles like 401Ks, IRAs, Roth IRAs, and various annuities that make it more attractive to save through mutual funds. Also, the lower tax rates on capital gains give investors a better break with their earnings. All in all, we have seen a structual change which is beneficial to the markets.

     When fund managers know that they will continue to be inundated with new money, they tend to hold less cash. The uninvested cash position at mutual funds in March was down to 4.6% of domestic stock fund assets, the lowest point in two or three decades. However cash levels were lower in the 1950s and 1960s and stocks went higher. I would feel better if mutual funds held more uninvested cash but you can't have everything. It is late in the bull market and you can't expect things to be as they are early in such a market.

     Analysts have been commenting for some time about a resemblance between the apparent excesses in the U.S. markets today and those of Japan in 1989. I do not think the comparison is valid. Our price/earnings ratios are nowhere near Japan's in the late 1980s. We don't have all the cross-ownerships of stocks. We don't have a rigged economy and a rigged stock market. Things are not nearly as bad here as they were in Japan. However I do have some concern about our own valuations.

     The markets are not cheap. That's okay for now because markets can stay overvalued or undervalued for long periods of time. I have found that valuations are a very poor forecaster for near-term and intermediate-term market movements. When stocks get overvalued, their performance over the subsequent five to ten years tends to be sub-normal but it doesn't really tell you much about the next three to six months.

     Summing up, major market positives include the strong economy, the absence of inflation, and the huge amounts of savings and money pouring into the market through mutual funds and other sources. The biggest negatives include the potential problems developing out of Asia and the high levels of valuation.

     At this writing, my key indicators are bullish. Counting bonds and stocks we are about 86% invested, a pretty aggressive position for us. However I remain committed to my risk-averse mandate. As always, I will react quickly to adjust our market exposure as conditions warrant.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

     In accordance with our investment policy guidelines, all of our bonds are U.S. Government obligations. As indicated earlier, the average duration of the bond portion of our portfolio is 5.5 years. This compares with an average duration of 5.3 years at the year-end. Since these bonds are liquid, they give us the flexibility to adjust quickly to changing market conditions.

     Implementing my basic allocation strategy, the majority of our equities continue to be bought and sold on the basis of a proprietary computer-driven model that is weighted toward a value approach with secondary emphasis on growth.

     Among our leading industry groups at the end of the first quarter were financial services, utilities, oil and oil services, manufacturing, telecommunications, and the automotive sector. All of the above groups also occupied prominent positions at the close of 1997. The most significant change during the quarter including an increse for financial services and a decline for oil and oil services.

     Among our largest individual positions were Ford, Bear Stearns, General Motors, General Public Utilities, Providian, New York State Gas and Electric, USX-U.S. Steel, PaineWebber, Dell and Sun.

     New to our largest holdings are Providian, USX-U.S. Steel, PaineWebber, and Dell. All were previously held but increased in market value without further acquisitions. Dell, in particular, showed a noteworthy gain.

     The  quarter  saw  a  decline  for   RJR/Nabisco,   Columbia  Gas,   Edison
International,  and CMS Energy.  We reduced our holdings  only in Columbia  Gas.

     Utilities, which had benefited from the so-called flight to quality in the fourth quarter cooled down but financial services picked up. Strong performances among our other holdings included those of Telefonica de Espana and Telebras.


                                                  Sincerely,


                                                  Martin E. Zweig, Ph.D.
                                                  Chairman

                        THE ZWEIG TOTAL RETURN FUND, INC.
                             STATEMENT OF NET ASSETS
                                 March 31, 1998
                                   (Unaudited)

                                                                                             Number of
                                                                                               Shares                       Value
                                                                                             ----------                  -----------
COMMON STOCKS                                                       36.85%
AEROSPACE & DEFENSE                                                  0.40%
     B.F.Goodrich & Co. .................................................                       34,100                    $1,741,231
     Raytheon Co. Class A ...............................................                       17,673                     1,005,152
                                                                                                                         -----------
                                                                                                                           2,746,383
                                                                                                                         -----------
APPAREL MANUFACTURER                                                 0.10%
     Russell Corp. ......................................................                       18,500                       496,031
     VF Corp. ...........................................................                        3,700                       194,481
                                                                                                                         -----------
                                                                                                                             690,512
                                                                                                                         -----------
AUTOMOTIVE                                                           2.28%
     Chrysler Corp. .....................................................                       72,700                     3,021,594
     Ford Motor Co. .....................................................                      112,800                     7,310,850
     General Motors Corp. ...............................................                       71,500                     4,821,781
     Volvo AB, ADR ......................................................                       22,600                       720,375
                                                                                                                         -----------
                                                                                                                          15,874,600
                                                                                                                         -----------
CHEMICALS                                                            0.79%
     Dow Chemical Corp. .................................................                       36,500                     3,549,625
     Millennium Chemicals, Inc. .........................................                       35,100                     1,175,850
     Wellman, Inc. ......................................................                       35,600                       769,850
                                                                                                                         -----------
                                                                                                                           5,495,325
                                                                                                                         -----------
CONSUMER DURABLES                                                    0.83%
     Cooper Tire & Rubber Co. ...........................................                       97,400                     2,313,250
     Whirlpool Corp. ....................................................                       50,600                     3,469,263
                                                                                                                         -----------
                                                                                                                           5,782,513
                                                                                                                         -----------
CONSUMER PRODUCTS                                                    0.05%
     American Greetings Corp. ...........................................                        8,100                       372,600
                                                                                                                         -----------
CONTAINERS & PACKAGING                                               0.07%
     Sea Containers Ltd., Class A .......................................                       12,100                       466,606
                                                                                                                         -----------
ELECTRONICS                                                          0.61%
     Avnet, Inc. ........................................................                       11,100                       638,943
     General Motors Corp., Class H ......................................                       53,400                     2,416,350
     Tektronix, Inc. ....................................................                       27,100                     1,209,338
                                                                                                                         -----------
                                                                                                                           4,264,631
                                                                                                                         -----------
ENGINEERING & CONSTRUCYION                                           0.35%
     Fluor Corp. ........................................................                       49,500                     2,462,625
                                                                                                                         -----------


                        THE ZWEIG TOTAL RETURN FUND, INC.
                      STATEMENT OF NET ASSETS--(Continued)
                                 March 31, 1998
                                   (Unaudited)

                                                                                              Number of
                                                                                               Shares                       Value
                                                                                             ----------                  -----------
FINANCIALS                                                           5.86%
     A.G. Edwards, & Sons, Inc. .........................................                       82,600                    $3,613,750
     Bear, Stearns & Co., Inc. ..........................................                       94,882                     4,874,562
     Charter One Financial, Inc. ........................................                       23,545                     1,576,043
     Countrywide Credit Industries, Inc. ................................                       24,100                     1,281,819
     Fremont General Corp. ..............................................                       15,400                       905,712
     GATX Corp. .........................................................                       13,300                     1,037,400
     H.F. Ahmanson, & Co. ...............................................                       41,600                     3,224,000
     Hartford Financial Services Group, Inc. ............................                       10,800                     1,171,800
     Horace Mann Education Corp. ........................................                       13,800                       484,725
     Loews Corp. ........................................................                       22,700                     2,366,475
     Morgan Stanley Dean Witter .........................................                       23,500                     1,712,563
     Old Republic International Corp. ...................................                       38,500                     1,706,031
     Orion Capital Corp. ................................................                       25,400                     1,389,062
     PaineWebber Group, Inc. ............................................                      102,100                     4,096,763
     PIMCO Advisors L.P. ................................................                       13,800                       462,300
     Providian Corp. ....................................................                       75,300                     4,325,044
     Quinenco S.A., ADR .................................................                        6,200                        76,338
     Ryder Systems, Inc. ................................................                       82,000                     3,116,000
     Selective Insurance Group, Inc. ....................................                       19,600                       526,750
     Travelers, Inc. ....................................................                       36,400                     2,184,000
     USF & G Corp. ......................................................                       24,600                       613,463
                                                                                                                         -----------
                                                                                                                          40,744,600
                                                                                                                         -----------
FOOD & BEVERAGE                                                      0.26%
     Adolph Coors Co., Class B ..........................................                       50,600                     1,771,000
                                                                                                                         -----------
HOME BUILDERS & MATERIALS                                            0.25%
     Kaufman & Broad Home Corp. .........................................                       29,500                       960,594
     Lafarge Corp. ......................................................                       20,800                       798,200
                                                                                                                         -----------
                                                                                                                           1,758,794
                                                                                                                         -----------
INDUSTRIAL SERVICES                                                  0.39%
     Browning-Ferris Industries, Inc. ...................................                       48,500                     1,582,312
     Ogden Corp. ........................................................                       38,400                     1,104,000
                                                                                                                         -----------
                                                                                                                           2,686,312
                                                                                                                         -----------
INVESTMENT COMPANIES                                                 1.74%
     Argentina Fund, Inc. ...............................................                       28,600                       377,163
     Blackrock 2001 Term Trust, Inc. ....................................                       29,000                       251,938
     Blackrock Strategic Term Trust, Inc. ...............................                       29,000                       250,125
     Brazil Fund, Inc. ..................................................                       25,800                       591,787
     Central European Equity Fund .......................................                       18,600                       366,188



                                                                                             Number of
                                                                                               Shares                       Value
                                                                                             ----------                  -----------
INVESTMENT COMPANIES (Continued)
     Chile Fund, Inc. ...................................................                       24,600                      $425,887
     Emerging Markets Infrastructure Fund, Inc. .........................                       73,700                       902,825
     Emerging Markets Telecommunications Fund, Inc. .....................                       30,800                       462,000
     Emerging Mexico Fund, Inc. .........................................                       21,300                       209,006
     G. T. Global Eastern Europe Fund ...................................                       17,200                       211,775
     Gabelli Equity Trust, Inc. .........................................                       37,700                       464,181
     Gabelli Global Multimedia Trust Fund, Inc. .........................                       51,700                       526,694
     India Fund, Inc. ...................................................                       19,200                       139,200
     Italy Fund, Inc. ...................................................                       16,100                       247,538
     Mexico Equity Income Fund, Inc. ....................................                       17,100                       168,862
     Mexico Fund, Inc. ..................................................                       74,400                     1,367,100
     Morgan Stanley Emerging Markets Fund, Inc. .........................                       51,400                       642,500
     Morgan Stanley India Investment Fund, Inc. .........................                       28,300                       224,631
     New Germany Fund, Inc. .............................................                       61,100                     1,023,425
     Portugal Fund, Inc. ................................................                       16,700                       355,918
     Royce Value Trust, Inc. ............................................                       70,160                     1,197,105
     Scudder New Europe Fund, Inc. ......................................                       37,400                       731,638
     Swiss Helvetia Fund, Inc. ..........................................                       28,400                       899,925
                                                                                                                         -----------
                                                                                                                          12,037,411
                                                                                                                         -----------
LEISURE                                                              0.01%
     Fleetwood Enterprises, Inc. ........................................                        2,500                       116,406
                                                                                                                         -----------
MANUFACTURING                                                        2.74%
     Aeroquip-Vickers, Inc. .............................................                       27,100                     1,566,719
     Borg-Warner Automotive, Inc. .......................................                       23,600                     1,513,350
     Cincinnati Milacron, Inc. ..........................................                       24,600                       784,125
     Cummins Engine Company, Inc. .......................................                       51,900                     2,860,987
     Dexter Corp. .......................................................                       14,900                       616,488
     Eaton Corp. ........................................................                       10,900                     1,037,543
     Herman Miller, Inc. ................................................                       38,400                     1,287,598
     Interface, Inc. ....................................................                       14,800                       615,125
     Johnson Controls, Inc. .............................................                       26,000                     1,577,875
     PACCAR, Inc. .......................................................                       13,400                       798,138
     Parker-Hannifin Corp. ..............................................                       39,600                     2,029,500
     Quanex Corp. .......................................................                       13,800                       414,862
     Timken Co. .........................................................                       76,300                     2,579,894
     Trinity Industries, Inc. ...........................................                       24,700                     1,355,413
                                                                                                                         -----------
                                                                                                                          19,037,617
                                                                                                                         -----------


                        THE ZWEIG TOTAL RETURN FUND, INC.
                      STATEMENT OF NET ASSETS--(Continued)
                                 March 31, 1998
                                   (Unaudited)

                                                                                             Number of
                                                                                               Shares                       Value
                                                                                             ----------                  -----------
METALS & MINING                                                      2.13%
     AK Steel Holding Corp. .............................................                      85,200                     $1,799,850
     Alcan Aluminum Ltd. ................................................                      71,200                      2,225,000
     ASARCO, Inc. .......................................................                      95,500                      2,548,656
     Birmingham Steel Corp. .............................................                      18,700                        306,213
     British Steel Plc, ADR .............................................                      80,700                      1,956,975
     Cleveland-Cliffs, Inc. .............................................                       6,400                        344,000
     Cyprus Amax Minerals Co. ...........................................                      92,800                      1,542,800
     USX-U.S. Steel Group ...............................................                     107,400                      4,054,350
                                                                                                                         -----------
                                                                                                                          14,777,844
                                                                                                                         -----------
OIL & OIL SERVICES                                                   4.04%
     Apache Corp. .......................................................                      48,200                      1,771,350
     Ashland, Inc. ......................................................                      67,600                      3,827,850
     Elf Aquitaine S.A., ADR ............................................                      42,500                      2,751,875
     Equitable Resources, Inc. ..........................................                      27,700                        921,025
     Helmerich & Payne, Inc. ............................................                      22,800                        712,500
     Murphy Oil Corp. ...................................................                      22,500                      1,127,812
     Occidental Petroleum Corp. .........................................                      98,100                      2,875,556
     Pennzoil Co. .......................................................                      51,200                      3,308,800
     Sun Company, Inc. ..................................................                     104,300                      4,263,263
     USX-Marathon Group .................................................                      75,500                      2,840,688
     YPF Sociedad Anonima, ADR ..........................................                     108,100                      3,675,400
                                                                                                                         -----------
                                                                                                                          28,076,119
                                                                                                                         -----------
PAPER & FOREST PRODUCTS                                              0.82%
     Bowater, Inc. ......................................................                      66,600                      3,758,738
     Fort James Corp. ...................................................                      42,600                      1,951,612
                                                                                                                         -----------
                                                                                                                           5,710,350
                                                                                                                         -----------
R.E.I.T.S.                                                           0.20%
     Camden Property Trust ..............................................                      18,500                        548,063
     Crescent Real Estate Equities Co. ..................................                      23,100                        831,600
                                                                                                                         -----------
                                                                                                                           1,379,663
                                                                                                                         -----------
RESTAURANTS                                                          0.05%
     Bob Evans Farms, Inc. ..............................................                       4,900                        103,819
     Wendy's International, Inc. ........................................                       9,900                        220,894
                                                                                                                         -----------
                                                                                                                             324,713
                                                                                                                         -----------


                                                                                             Number of                       Value
                                                                                               Shares                       (Note 1)
                                                                                             ----------                  -----------
RETAIL TRADE & SERVICES                                              1.03%
     Dayton Hudson Corp. ................................................                       23,300                    $2,050,400
     Fingerhut Co., Inc. ................................................                       24,600                       638,062
     Hasbro Inc. ........................................................                       37,300                     1,317,156
     Ross Stores, Inc. ..................................................                       17,000                       750,125
     Supervalu, Inc. ....................................................                       52,100                     2,429,163
                                                                                                                         -----------
                                                                                                                           7,184,906
                                                                                                                         -----------
TECHNOLOGY                                                           1.74%
     Applied Materials, Inc. ............................................                       23,200(a)                    819,250
     Dell Computer Corp. ................................................                       61,600(a)                  4,173,400
     Digital Equipment Corp. ............................................                       14,500(a)                    758,531
     Harris Corp. .......................................................                       32,800                     1,709,700
     Intel Corp. ........................................................                       20,600                     1,608,088
     Microsoft Corp. ....................................................                       33,800(a)                  3,025,100
                                                                                                                         -----------
                                                                                                                          12,094,069
                                                                                                                         -----------
TELECOMMUNICATIONS                                                   1.74%
     BCE, Inc. ..........................................................                       26,800                     1,118,900
     Telefonica Argentina S.A., ADR .....................................                       52,300                     1,990,669
     Telecomunicacoes Brasileiras S.A., ADR -- (Telebras) ...............                       17,300                     2,245,756
     Telefonica de Espana S.A., ADR .....................................                       28,100                     3,716,225
     Telefonos de Mexico S.A., ADR ......................................                       53,400                     3,010,425
                                                                                                                         -----------
                                                                                                                          12,081,975
                                                                                                                         -----------
TOBACCO                                                              0.61%
     RJR Nabisco Holdings Corp. .........................................                      116,100                     3,635,381
     Universal Corp. ....................................................                       13,000                       572,813
                                                                                                                         -----------
                                                                                                                           4,208,194
                                                                                                                         -----------
TRANSPORTATION                                                       1.67%
     Canadian Pacific Ltd. ..............................................                      105,400                     3,109,300
     CNF Transportation, Inc. ...........................................                       46,200                     1,660,313
     FDX Corp. ..........................................................                       42,880                     3,049,840
     KLM Royal Dutch Airlines N.V., ADR .................................                       30,145                     1,224,640
     Laidlaw, Inc. ......................................................                       43,200                       685,800
     Rollins Truck Leasing Corp. ........................................                       24,700                       341,169
     US Freightways Corp. ...............................................                       42,100                     1,515,600
                                                                                                                         -----------
                                                                                                                          11,586,662
                                                                                                                         -----------


                        THE ZWEIG TOTAL RETURN FUND, INC.
                      STATEMENT OF NET ASSETS--(Continued)
                                 March 31, 1998
                                   (Unaudited)

                                                                                              Number of                      Value
                                                                                               Shares                       (Note 1)
                                                                                             ----------                  -----------
UTILITIES-ELECTRIC & NATURAL GAS                                     6.09%
     Allegheny Energy, Inc. .............................................                       25,900                      $869,269
     American Electric Power Co., Inc. ..................................                        9,400                       472,350
     CMS Energy Corp. ...................................................                       87,200                     4,092,950
     Columbia Gas System, Inc. ..........................................                       26,300                     2,044,825
     Consolidated Edison, Inc. ..........................................                       29,600                     1,383,800
     DQE, Inc. ..........................................................                       37,250                     1,387,562
     DTE Energy Co. .....................................................                       46,100                     1,812,306
     Edison International, Inc. .........................................                      140,200                     4,118,375
     FPL Group, Inc. ....................................................                       60,200                     3,867,850
     FirstEnergy Co. ....................................................                       22,900                       705,606
     GPU, Inc. ..........................................................                      106,300                     4,703,775
     New York State Electric & Gas Corp. ................................                      108,000                     4,306,500
     Pacific Enterprises ................................................                       34,800                     1,420,275
     PECO Energy Co. ....................................................                       52,700                     1,165,988
     PG&E Corp. .........................................................                       96,800                     3,194,400
     Pinnacle West Capital Corp. ........................................                       57,400                     2,550,712
     PP&L Resources, Inc. ...............................................                       61,200                     1,445,850
     Public Service Co. of New Mexico ...................................                       41,600                     1,016,600
     Sierra Pacific Resources ...........................................                        9,300                       349,331
     UtiliCorp United, Inc. .............................................                       36,200                     1,427,638
                                                                                                                         -----------
                                                                                                                          42,335,962
                                                                                                                         -----------
     TOTAL COMMON STOCKS ................................................                                               $256,068,392
                                                                                                                         -----------


                                                                                               Principal                    Value
                                                                                                 Amount                    (Note 1)
                                                                                               ----------                -----------
UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS                              43.84%
     United States Treasury Bonds, 10.750%, 5/15/2003 ...........................              $15,000,000               $18,328,125
     United States Treasury Bonds, 7.25%, 8/15/2022 .............................               27,600,000                31,886,611
     United States Treasury Bonds, 7.50%, 11/15/2024 ............................               10,200,000                12,198,558
     United States Treasury Notes, 6.25%, 8/31/2000 .............................               13,500,000                13,689,837
     United States Treasury Notes, 7.50%, 2/15/2005 .............................               16,300,000                17,924,898
     United States Treasury Notes, 6.50%, 5/15/2005 .............................                7,600,000                 7,937,250
     United States Treasury Notes, 6.875%, 5/15/2006 ............................               71,600,000                76,746,250
     United States Treasury Notes, 6.50%, 10/15/2006 ............................               80,100,000                84,029,866
     United States Treasury Notes, 6.625%, 5/15/2007 ............................               39,500,000                41,919,375
                                                                                                                         -----------
                                                                                                                         304,660,770
                                                                                                                         -----------

     TOTAL UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS ........................                                        304,660,770
                                                                                                                         -----------
SHORT-TERM INVESTMENTS                                                     18.16%
     Allied Signal, Inc., 5.75%, 4/3/98 .........................................               20,000,000                19,993,611
     Baker Hughes, Inc., 6.00%, 4/1/98 ..........................................               30,000,000                30,000,000
     BP America, 6.00%, 4/1/98 ..................................................               10,600,000                10,600,000
     GMAC, 5.55%, 4/6/98 ........................................................               24,200,000                24,181,346
     Merrill Lynch & Co., Inc., 5.54%, 4/2/98 ...................................               20,000,000                19,996,922
     Pitney Bowes Credit, 6.00%, 4/1/98 .........................................               21,400,000                21,400,000
                                                                                                                         -----------
                                                                                                                         126,171,879
                                                                                                                         -----------

            TOTAL SHORT-TERM INVESTMENTS ........................................                                        126,171,879
                                                                                                                         -----------
TOTAL INVESTMENTS IN SECURITIES .................................................                    98.85%              686,901,041
CASH AND OTHER ASSETS LESS LIABILITIES ..........................................                     1.15%                7,979,078
                                                                                               -----------               -----------
NET ASSETS (Equivalent to $8.79 per share based on 79,017,119
  shares of capital stock outstanding) ..........................................                   100.00%             $694,880,119
                                                                                               ===========               ===========

                                                                                                Number of
                                                                                                Contracts
                                                                                                ---------
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS
     Standard and Poor's June 1998 Short futures ................................                       28(b)            $ (177,800)
                                                                                                                         ===========

----------

(a)    Non-income producing security.

(b) The market value of the short futures was $7,770,000 (representing 1.12% of the Fund's net assets) with a cost of $7,592,200.


                        THE ZWEIG TOTAL RETURN FUND, INC.
                              FINANCIAL HIGHLIGHTS
                                  March 31,1998
                                   (Unaudited)
                                                                                                                    Net Asset Value
                                                                                          Total Net Assets             per share
                                                                                    ----------------------------    ----------------
Net Asset Value
Beginning of period:December 31,1997 ............................................                   $677,133,054               $8.61
  Net investment income .........................................................    $6,632,753                     $0.08
  Net realized and unrealized gains
    on investments ..............................................................    24,084,931                      0.31
  Dividends from net investment income and
    distributions from net long-term and
    short-term capital gains ....................................................   (16,538,645)                    (0.21)
  Net asset value of shares issued to
    shareholders for reinvestment of dividends
    and distributions ...........................................................     3,568,026                      0.00
                                                                                    -----------                     -----
    Net increase in net assets/in net asset value ...............................                     17,747,065                0.18
                                                                                                     -----------                ----
End of period:  March 31,1998 ...................................................                   $694,880,119               $8.79
                                                                                                    ============               =====

     KEY INFORMATION

1-800-272-2700       Zweig Shareholder
                     Relations:
                     For general information
                     and literature
(212) 486-3122       The Zweig Total Return
                     Fund Hot Line:
                     For updates on net asset
                     value, share price, major
                     industry groups and other
                     key information

--------------------------------------------------------------------------------
                                REINVESTMENT PLAN

     Many of you have questions about our reinvestment plan. We urge shareholders who want to take advantage of this plan and whose shares are held in "Street Name," to consult your broker as soon as possible to determine if you must change registration into your own name to participate.

--------------------------------------------------------------------------------

                       ---------------------------------

     Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.

OFFICERS AND DIRECTORS

Martin E. Zweig, Ph.D.
Chairman of the Board and President

Jeffrey Lazar
Director, Vice President and Treasurer

Stuart B. Panish
Vice President and Secretary

Christopher M. Capano
Assistant Vice President

Charles H. Brunie
Director

Annemarie Gilly
Director

Elliot S. Jaffe
Director

Alden C. Olson, Ph.D.
Director

James B. Rogers, Jr.
Director

Anthony M. Santomero, Ph.D.
Director

Robert E. Smith
Director

Investment Adviser

Zweig Total Return Advisors, Inc.
900 Third Avenue
New York, New York 10022

Fund Administrator

Zweig/Glaser Advisers
900 Third Avenue
New York, New York 10022

Custodian

The Bank of New York
48 Wall Street
New York, New York 10015

Transfer Agent

State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02110

Legal Counsel

Rosenman & Colin LLP
575 Madison Avenue
New York, New York 10022
--------------------------------------------------------------------------------

     This report is transmitted to the shareholders of The Zweig Total Return Fund, Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.


ZTR981                                                               3206-1Q-98